Note 14 - Shareholders' Equity 1 (Details Textual)										3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 27, 2026 USD ($) $ / shares shares	Sep. 05, 2025 $ / shares	Mar. 21, 2025 shares	Feb. 18, 2025 shares	Jan. 31, 2025 shares	Jan. 10, 2025 shares	Jan. 02, 2025 shares	Oct. 11, 2024 $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 30, 2025 $ / shares shares	Dec. 29, 2025 shares	Sep. 30, 2025 shares	Apr. 28, 2025 $ / shares	Apr. 25, 2025 shares	Apr. 24, 2025 shares	Dec. 31, 2023 shares
Common Stock, Shares Authorized (in shares)	2,000,000,000									2,000,000,000		2,000,000,000	300,000,000	2,000,000,000	600,000,000			600,000,000	300,000,000
Common Stock, Shares, Issued (in shares)	724,658									724,658		724,658	25,189
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized (in shares)	1,000,000									1,000,000		1,000,000
Preferred Stock, Shares Issued (in shares)													0
Put Option Agreement, Covenant, Shares Repurchased (in shares)	1,150									1,150
Temporary Equity, Shares Issued (in shares)	1,150									1,150
Temporary Equity, Including Noncontrolling Interest | $	$ 451,000									$ 451,000
Class of Warrant or Right, Outstanding (in shares)	4,135,911									4,135,911	2,936,616	4,135,911	2,936,234							2,469
Class of Warrant or Right, Issued During Period (in shares)										0	382	1,199,677	2,933,765
Class of Warrant or Right, Issued During Period, Weighted Average Exercise Price (in dollars per share) | $ / shares										$ 0	$ 81.18	$ 0.88	$ 0.95
Class of Warrant or Right, Issued During Period, Weighted Average Remaining Contractual Term (Year)												1 year 11 months 19 days	4 years 29 days
Common Stock, Shares, Outstanding (in shares)	724,658									724,658		724,658	25,189
Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	11,200			11,200						11,200		11,200				11,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)										0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage				91.00%
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares Available for Grant, Percentage of Shares Outstanding				15.00%
Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)											2,936,616	4,135,910	2,936,233
Class of Warrant or Right, Issued During Period (in shares)											382	1,199,677	2,933,765
Class of Warrant or Right, Issued During Period, Weighted Average Exercise Price (in dollars per share) | $ / shares											$ 81.18
Class of Warrant or Right, Issued During Period, Weighted Average Remaining Contractual Term (Year)											5 years
Class of Warrant or Right, Issued (in shares)	4,135,911									4,135,911	2,936,616
Accredited Debt Holder [Member]
Stock Issued During Period, Shares, New Issues (in shares)						850	1,162	1,109
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				9,999	1
Preferred Stock, Shares Authorized (in shares)	60,000									60,000		60,000	60,000
Preferred Stock, Shares Issued (in shares)	60,000									60,000		60,000	0
Preferred Stock, Votes Per Share	10,000									10,000		10,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding (in shares)	60,000									60,000		60,000	0
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	21,150									21,150		21,150	21,150
Preferred Stock, Shares Issued (in shares)	21,150									21,150		21,150	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares										1,000		1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 1									$ 1		$ 0.1		$ 1
Beneficial Ownership, Maximum	19.99%									19.99%		19.99%
Preferred Stock, Shares Outstanding (in shares)	21,150									21,150		21,150	0
Series B Preferred Stock [Member] | Hoover [Member]
Stock Issued During Period, Shares, New Issues (in shares)												21,150
Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)										2,625
Preferred Stock, Shares Authorized (in shares)	12,000									12,000		12,000	12,000
Preferred Stock, Shares Issued (in shares)	5,775									5,775		3,150	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares										1,000		1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.1									$ 0.1		$ 0.1
Beneficial Ownership, Maximum	19.99%									19.99%		19.99%
Preferred Stock, Shares Outstanding (in shares)	5,775									5,775		3,150	0
Series C Preferred Stock [Member] | Accredited Debt Holder [Member]
Stock Issued During Period, Shares, New Issues (in shares)										2,625		3,150
Series D Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	7,583	2,150
Preferred Stock, Shares Authorized (in shares)	20,000	20,000								20,000
Preferred Stock, Shares Issued (in shares)	9,733									9,733
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001								$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares										1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.1									$ 0.1
Beneficial Ownership, Maximum	9.99%									9.99%
Proceeds from Issuance of Preferred Stock and Preference Stock | $		$ 1,000,000								$ 1,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock, Net | $		900,000								$ 900,000
Put Option Agreement, Covenant, Equity Raise | $		$ 8,000,000
Put Option Agreement, Covenant, Shares Repurchased (in shares)		1,150
Put Option Agreement, Covenant, Price of Repurchased Shares (in dollars per share) | $ / shares		$ 1,000
Temporary Equity, Shares Issued (in shares)	1,150									1,150		0
Temporary Equity, Including Noncontrolling Interest | $	$ 451,000									$ 451,000		$ 0
Preferred Stock, Shares Outstanding (in shares)	9,733									9,733
Series E Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	684
Preferred Stock, Shares Authorized (in shares)	20,000									20,000
Preferred Stock, Shares Issued (in shares)	684									684
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001									$ 0.0001
Preferred Stock, Stated Value (in dollars per share) | $ / shares	1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.1									$ 0.1
Beneficial Ownership, Maximum	4.99%									4.99%
Preferred Stock, Shares Outstanding (in shares)	684									684
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)										0	0	0
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			200						25